--------------------------------------------------------------------------------

                              BRAMWELL GROWTH FUND


                   Average Annual Total Returns as of 9/30/00
                   ------------------------------------------

                            YTD      One Year   Five Years  Since Inception<F1>
                          -------    --------   ----------  -------------------
GROWTH FUND                 7.68%      31.17%      22.17%           23.82%
S&P 500/R STOCK INDEX<F2>  (1.39)      13.28       21.69            22.62


                         OVERALL MORNINGSTAR RATING/TM
                                 (FOUR STARS)

                                    (PHOTO)
                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER

                                    (LOGO)
                                   BRAMWELL
                                     FUNDS

               For a Prospectus and an Investor Kit, please call
                                 1-800-BRAMCAP
                                 1-800-272-6227

                  745 Fifth Avenue - New York, New York 10151
                                www.bramwell.com

<F1> Inception 8/1/94. Average annual total returns are historical and include changes in share price and reinvested dividends and distributions. The annual expense ratio of the Growth Fund is capped at 1.75% which favorably affected performance through June 30, 1997. Past performance is no guarantee of future results. Investment returns and share values will fluctuate and you may have a gain or loss when shares are sold. The Prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
<F2> The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

     Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of 8/31/00 and are subject to change every month. Ratings are calculated from the Fund's 3-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Overall Morningstar Rating is a weighted average of a fund's 3-, 5-, and 10-year performance. The Fund received 4 stars for the 3- and 5-year periods. The Fund was rated out of 3,839 and 2,375 domestic equity funds for the 3- and 5-year periods. The top ten percent of the funds in its broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    OUR
                                                                   NEWEST
                                                                    FUND!

                                    BRAMWELL
                                   FOCUS FUND

                  "Focused on the future, guided by the past"

                        Investment Returns as of 9/30/00
                 ---------------------------------------------

                                YTD           Since Inception<F1>
                              ------         --------------------
FOCUS FUND                     6.45%               27.10%
S&P 500/R STOCK INDEX<F2>     (1.39)                6.54


                                    (PHOTO)

                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER

                                      (LOGO)
                                     BRAMWELL
                                       FUNDS

               For a Prospectus and an Investor Kit, please call

                                 1-800-BRAMCAP
                                 1-800-272-6227

                                745 Fifth Avenue
                            New York, New York 10151
                                www.bramwell.com

<F1> From 10/31/99. Performance is historical and is no  guarantee of future results. The annual expense ratio of the Fund is contractually capped by the adviser at 1.75% through June 30, 2002. The expense cap has favorably affected performance through 9/30/00. Investment returns and share value will fluctuate and you may have a gain or loss when shares are sold. The Prospectus contains more complete information, including fees and expenses. Please read it carefully before you invest or send money.

<F2> The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

--------------------------------------------------------------------------------